Credit Impairment Losses and Provisions (Tables)	12 Months Ended
Dec. 31, 2018
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Summary of Impairment Losses and Provisions

	Group
	2018 £m	2017 £m	2016 £m
Credit impairment losses:
Loans and advances to customers (See Note 14)	189	257	132
Recoveries of loans and advances, net of collection costs (See Note 14)	(42)	(54)	(65)
Off-balance sheet exposures (See Note 30)	6

	153	203	67

Provisions for other liabilities and charges (excluding off-balance sheet credit exposures) (See Note 30)	257	385	397
Provisions for RV and voluntary termination (See Note 14)	—	8	—

	257	393	397

	410	596	464